CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $)	Dec. 31, 2013		Dec. 31, 2012
CASH AND CASH EQUIVALENTS
Cash and Due from Banks	$ 1,063,339		$ 2,146,211
Short-term Investments	25,336,500		26,039,824
Cash and Cash Equivalents, and Short-term Investments	26,399,839	[1]	28,186,035	[1]
RESTRICTED CASH	974,452	[2]	4,676,830	[2]
LOANS:
Direct Cash Loans	445,754,712		408,691,403
Real Estate Loans	20,329,655		20,658,498
Sales Finance Contracts	22,269,833		20,982,941
Loans, Total	488,354,200	[3]	450,332,842	[3]
Unearned Finance Charges	59,649,718		53,036,201
Unearned Insurance Premiums and Commissions	34,596,733		31,713,036
Allowance for Loan Losses	24,680,789		22,010,085
Net Loans	369,426,960		343,573,520
MARKETABLE DEBT SECURITIES:
Available for Sale, at fair value	106,061,584		91,053,693
Held to Maturity, at amortized cost	29,777,456		33,237,199
Marketable Debt Securities, Total	135,839,040	[4]	124,290,892	[4]
EQUITY METHOD INVESTMENTS	10,211,635	[1]
OTHER ASSETS
Land, Buildings, Equipment and Leasehold Improvements	8,913,865	[5]	9,127,335	[5]
Deferred Acquisition Costs	1,986,326		1,821,451
Due from Non-affiliated Insurance Company	2,566,531		2,368,458
Other Miscellaneous	5,442,413		4,244,184
Other Assets	18,909,135		17,561,428
ASSETS, Total	561,761,061		518,288,705
SENIOR DEBT:
Senior Demand Notes, including accrued interest	54,055,007		50,032,844
Commercial Paper	253,960,145		225,860,888
Senior Debt, Total	308,015,152	[6]	275,893,732	[6]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	21,014,769		22,943,164
SUBORDINATED DEBT	40,378,507	[7]	42,917,976	[7]
LIABILITIES, Total	369,408,428		341,754,872
COMMITMENTS AND CONTINGENCIES		[8]		[8]
Accumulated Other Comprehensive Income	(2,472,734)		2,098,618
Retained Earnings	194,655,367		174,265,215
Stockholders' Equity, Total	192,352,633		176,533,833
LIABILITIES AND STOCKHOLDERS' EQUITY, Total	561,761,061		518,288,705
Voting Common Stock
SENIOR DEBT:
Common Stock	$ 170,000		$ 170,000

[1]	Note 5.
[2]	Note 1.
[3]	Note 2.
[4]	Note 3.
[5]	Land, Buildings, Equipment and Leasehold Improvements, less accumulated depreciation and amortization of $21,657,107 and $19,284,831 in 2013 and 2012, respectively.
[6]	Note 7.
[7]	Note 8.
[8]	Note 9.